UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund

III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$3,605	$4,225,565
Alaska — 1.5%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	3,047,501
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/19 (a)	6,450	7,648,023
6.00%, 9/01/28	3,700	4,341,839

		15,037,363
Arizona — 0.4%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	175	182,809
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,414,695

		3,597,504
Arkansas — 0.1%
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	610	664,802
California — 13.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/24	10,000	10,777,700
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,764,644
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,770,208
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	2,965	3,377,165
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	360	363,042
California State University, RB, Systemwide, Series A, 5.50%, 11/01/39	1,525	1,739,720

Municipal Bonds	Par (000)	Value
California (continued)
California State University, Refunding RB, Series A:
5.00%, 5/01/17 (a)	$1,510	$1,613,420
5.00%, 11/01/37	2,035	2,147,658
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,455,246
St. Joseph Health System, Series E (AGM), 5.25%, 7/01/47	4,000	4,270,040
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	2,064,312
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	11,965	12,610,392
Series A-1, 5.75%, 3/01/34	2,300	2,662,480
Coast Community College District, GO, Election of 2002, Series C (AGM), 0.00%, 8/01/16 (a)(b)	8,100	3,229,956
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	5,000	5,288,900
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/41	10,000	10,858,900
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	2,205,388
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/34 (b)	5,000	1,817,800
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/40	4,200	4,673,004
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (b)	5,110	2,793,790
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (b)	5,000	2,353,000
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	1,200	1,294,356

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
California (continued)
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (c)	$3,975	$2,775,663
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (b)	7,620	2,830,678
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,735,800
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B (b):
0.00%, 8/01/35	7,820	3,547,230
0.00%, 8/01/36	10,000	4,289,900
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C (b):
0.00%, 8/01/37	8,000	3,321,840
0.00%, 8/01/38	12,940	5,160,342
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/16 (a)	2,165	2,242,399
San Diego California Unified School District, GO, CAB, Election of 2008, Series G (b):
0.00%, 7/01/34	1,860	767,920
0.00%, 7/01/35	1,970	764,143
0.00%, 7/01/36	2,960	1,083,922
0.00%, 7/01/37	1,975	677,030
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (b)	3,485	1,932,119
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	2,058,930
5.00%, 8/01/38	1,600	1,821,904
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,700	3,023,838
5.00%, 10/01/41	2,555	2,865,535
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,041
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,683,608

Municipal Bonds	Par (000)	Value
California (continued)
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (b)	$6,545	$2,768,600
West Valley-Mission Community College District, GO:
5.00%, 8/01/16 (a)	3,025	3,133,144
5.00%, 8/01/30	575	593,762

		140,219,469
Colorado — 0.6%
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	5,655	6,295,372
Florida — 14.7%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	4,535	4,927,278
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	13,100	14,281,489
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	2,250	2,535,885
County of Collier Florida School Board, COP, (AGM), 5.00%, 2/15/16 (a)	5,000	5,070,400
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	2,022,598
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	3,014,934
5.38%, 10/01/32	3,440	3,824,833
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	6,854,460
Series B-1, 5.75%, 7/01/33	3,700	4,131,087
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	5,695	6,811,391
Series B, AMT, 6.00%, 10/01/30	1,820	2,210,863
Series B, AMT, 6.25%, 10/01/38	1,165	1,417,257
Series B, AMT, 6.00%, 10/01/42	1,865	2,186,414
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series C (BHAC), 6.00%, 10/01/18 (a)	20,095	23,072,476

2	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	$530	$580,657
Miami International Airport, Series A (AGM), 5.50%, 10/01/41	19,020	20,985,337
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University Miami, Series A, 5.00%, 4/01/40	9,795	10,709,951
County of Miami-Dade Florida Transit System, RB, Surtax:
5.00%, 7/01/16 (a)	19,800	20,416,374
(AGM), 5.00%, 7/01/35	2,800	3,037,440
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	3,100	3,597,736
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,678,899

		147,367,759
Georgia — 2.2%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	6,450	6,979,480
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,405	1,635,870
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, 3rd Indenture, Series B, 5.00%, 7/01/37	10,000	10,591,900
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/31	540	601,528
5.00%, 4/01/33	395	436,661
5.00%, 4/01/44	1,775	1,908,657

		22,154,096
Hawaii — 0.4%
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 8/01/27	2,000	2,281,700

Municipal Bonds	Par (000)	Value
Hawaii (continued)
State of Hawaii Department of Transportation, COP, AMT (continued):
5.00%, 8/01/28	$1,775	$2,001,188

		4,282,888
Illinois — 19.5%
City of Chicago Illinois, GARB, 3rd Lien, O’Hare International Airport:
Series A, 5.75%, 1/01/39	9,000	10,471,500
Series B-2, AMT (NPFGC), 5.25%, 1/01/27	8,530	8,547,145
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/35	9,280	9,256,707
5.00%, 1/01/36	4,245	4,234,005
Project, 5.25%, 1/01/33	2,340	2,384,951
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT:
3rd Lien, Series C-2 (AGM), 5.25%, 1/01/30	7,860	7,875,799
Series B, 5.00%, 1/01/31	2,425	2,607,045
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	4,190	4,216,229
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	3,500	3,523,100
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	3,035	3,222,836
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,729,269
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,549,650
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	775	831,800
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	8,700	10,128,714

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	$5,250	$6,046,163
Silver Cross Hospital And Medical Centers, 4.13%, 8/15/37	1,965	1,959,302
Silver Cross Hospital And Medical Centers, 5.00%, 8/15/44	985	1,055,841
Illinois Municipal Electric Agency, RB, Series A (NPFGC) (a):
5.00%, 2/01/17	17,935	18,958,909
5.25%, 2/01/17	15,000	15,903,150
Metropolitan Pier & Exposition Authority, RB, CAB, Series A (NPFGC) (b):
McCormick Place Expansion Project, 0.00%, 12/15/26	8,500	5,557,045
McCormick Place Expansion Project, 0.00%, 12/15/33	20,000	8,786,400
McCormick Place Explosion Project, 0.00%, 6/15/32	14,000	6,637,400
McCormick Place Explosion Project, 0.00%, 12/15/34	41,880	17,451,396
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (b)	9,430	2,313,179
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	2,016,081
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	865	1,003,919
State of Illinois, GO:
5.25%, 7/01/29	3,160	3,377,598
5.25%, 2/01/33	5,860	6,184,585
5.50%, 7/01/33	2,235	2,399,451
5.25%, 2/01/34	5,360	5,641,722
5.50%, 7/01/38	1,200	1,265,088
5.00%, 2/01/39	7,500	7,667,325
State of Illinois Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	4,000	4,346,440
State of llinois Toll Highway Authority, RB, Series B (BHAC), 5.50%, 1/01/33	2,000	2,177,280

Municipal Bonds	Par (000)	Value
Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	$2,580	$2,810,910

		196,137,934
Indiana — 3.2%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 8/15/27	5,000	5,432,500
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,359,302
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	1,400	1,484,490
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	2,425	2,581,194
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	3,850	4,000,535
Series B, 6.00%, 1/01/39	5,000	5,682,100
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,295,502
(AGC), 5.25%, 1/01/29	1,350	1,510,556
(AGC), 5.50%, 1/01/38	4,250	4,803,817

		32,149,996
Iowa — 2.7%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	12,650	14,253,387
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	3,185	3,446,679
5.70%, 12/01/27	3,180	3,420,917
5.75%, 12/01/28	1,680	1,806,622
5.80%, 12/01/29	2,150	2,310,089
5.85%, 12/01/30	2,230	2,397,897

		27,635,591
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,000	1,105,250

4	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/39 (c)	$8,225	$5,895,516
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,460,320

		11,461,086
Louisiana — 1.2%
City of New Orleans Louisiana Aviation Board, RB, AMT:
Series A (AGM), 5.25%, 1/01/32	6,405	6,810,821
Series B, 5.00%, 1/01/40	4,825	5,207,429

		12,018,250
Massachusetts — 1.1%
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	3,150	3,394,157
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	3,100	3,204,935
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	3,495	3,973,710

		10,572,802
Michigan — 7.8%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,075	1,185,263
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series D (NPFGC), 5.00%, 7/01/33	5,000	5,063,250
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	3,185	3,750,624
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	16,100	17,616,137
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,330	1,449,008
State of Michigan, RB, GAB (AGM):
5.25%, 9/15/22	10,000	10,826,000

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan, RB, GAB (AGM) (continued):
5.25%, 9/15/26	$6,650	$7,188,850
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series, 6.25%, 10/15/18 (a)	1,890	2,186,295
Series, 6.25%, 10/15/38	1,235	1,402,478
Series I (AGC), 5.25%, 10/15/24	1,750	1,993,915
Series I (AGC), 5.25%, 10/15/25	3,250	3,692,845
Series I-A, 5.38%, 10/15/36	2,075	2,379,755
Series I-A, 5.38%, 10/15/41	1,900	2,174,550
Series II-A (AGM), 5.25%, 10/15/36	8,040	8,941,365
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	2,065	2,185,927
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,515,250
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,189,501

		78,741,013
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A (AGC), 6.50%, 11/15/38	4,655	5,290,268
Series B (AGC), 6.50%, 11/15/18 (a)	845	984,653

		6,274,921
Nebraska — 0.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,825	7,540,874
Nevada — 1.1%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,613,442
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	2,000	2,238,300

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (continued):
(AGM), 5.25%, 7/01/39	$5,170	$5,788,177

		10,639,919
New Jersey — 7.8%
New Jersey EDA, RB:
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	1,930	2,093,934
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	4,920	5,245,901
Series WW, 5.25%, 6/15/33	445	467,268
Series WW, 5.00%, 6/15/34	570	586,644
Series WW, 5.00%, 6/15/36	3,565	3,652,414
Series WW, 5.25%, 6/15/40	1,025	1,068,183
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 9/01/24	6,325	7,074,829
Series N-1 (NPFGC), 5.50%, 9/01/28	1,685	1,892,777
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	1,250	1,389,362
5.50%, 12/01/26	1,800	1,990,800
5.75%, 12/01/28	200	220,852
5.88%, 12/01/33	6,895	7,626,215
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	3,070	3,150,158
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25 (b)	10,000	6,354,300
Transportation System, Series A, 0.00%, 12/15/35 (b)	18,525	6,116,955
Transportation Program, Series AA, 5.25%, 6/15/33	4,150	4,362,480
Transportation Program, Series AA, 5.00%, 6/15/38	4,990	5,080,718
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,000	4,592,080
Transportation System, Series AA, 5.50%, 6/15/39	5,625	5,988,094

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series B, 5.50%, 6/15/31	$1,000	$1,068,090
Transportation System, Series B, 5.00%, 6/15/42	6,500	6,611,150
Transportation System, Series D, 5.00%, 6/15/32	1,825	1,882,925

		78,516,129
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	1,040	1,153,381
New York — 1.9%
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	8,214,467
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,778,186
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,920	2,183,846
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,648,418

		18,824,917
Ohio — 2.2%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,689,790
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	11,135	12,679,090
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	1,950	2,239,478
5.25%, 2/15/33	2,730	3,127,570

		21,735,928
Pennsylvania — 4.6%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	3,305	3,578,092

6	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, AMT:
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	$5,850	$6,238,323
The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/34	7,115	7,688,967
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	11,685	12,841,698
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	1,961,730
Series C, 5.50%, 12/01/33	1,565	1,839,110
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,350,267
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	2,575	3,019,754
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,392,173

		45,910,114
South Carolina — 3.3%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	4,303,008
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50 (d)	6,530	7,145,453
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series E, 5.50%, 12/01/53	2,025	2,245,118
Series A, 5.50%, 12/01/54	11,450	12,819,763
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	5,870	6,441,914

		32,955,256
Texas — 15.9%
Central Texas Turnpike System, Refunding RB:
2nd Tier, Series C, 5.00%, 8/15/34	355	390,749
Series B, 5.00%, 8/15/37	1,245	1,370,372
City of Houston Texas Utility System, Refunding RB:
Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	5,700	6,659,880

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Utility System, Refunding RB (continued):
Combined 1st Lien, Series A (AGC), 5.38%, 11/15/38	$3,650	$4,131,289
Series A (AGM), 5.00%, 11/15/36	10,000	10,712,100
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	1,450	1,609,747
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (b)	5,810	2,307,325
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,385,996
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/18 (a)	10,000	11,279,200
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	11,772,646
Dallas-Fort Worth International Airport, Refunding ARB, Series F:
5.25%, 11/01/33	2,745	3,175,169
5.00%, 11/01/35	5,000	5,501,900
Grand Prairie ISD, GO, Refunding, CAB, 0.00%, 8/15/28 (b)	10,000	4,950,500
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/17 (a)	10,000	10,570,600
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (b)	9,685	3,586,355
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/43 (b)	31,000	7,324,680
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/28	6,275	7,196,170
1st Tier System, Series A (NPFGC), 5.13%, 1/01/28	20,000	21,474,600
1st Tier System, Series B (NPFGC), 5.75%, 1/01/40	10,000	10,892,400
Series B, 5.00%, 1/01/40	5,665	6,180,685
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (b):
0.00%, 9/15/35	680	275,971

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Texas (continued)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (b) (continued):
0.00%, 9/15/36	$12,195	$4,658,124
0.00%, 9/15/37	8,730	3,136,427
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	3,930	4,303,939
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,665	1,816,831
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	11,345	12,329,406

		159,993,061
Utah — 1.8%
Utah Transit Authority, Refunding RB, CAB (b):
Sub-Series A (AGC), 0.00%, 6/15/20	10,000	8,564,900
Sub-Series A (NPFGC), 0.00%, 6/15/24	13,930	9,773,009

		18,337,909
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, S/F Housing, Series C, AMT (AGM), 5.50%, 11/01/38	215	216,924
Washington — 1.3%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	2,830	3,071,399
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	1,000	1,079,260
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	3,004,231
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	6,097,788

		13,252,678

Municipal Bonds	Par (000)	Value
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$3,745	$4,219,866
Total Municipal Bonds - 112.6%		1,132,133,367

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 1.5%
Arizona School Facilities Board, COP, (AGC), 5.13%, 9/01/18 (a)(f)	10,000	11,200,200
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	3,500	3,759,665

		14,959,865
California — 7.7%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (f)	7,996	8,740,764
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	18,435	19,455,463
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	21,843,400
County of Alameda California Joint Powers Authority, Refunding LRB, (AGM), 5.00%, 12/01/34	6,990	7,518,235
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	5,248	6,225,875
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,195,132
San Diego County Water Authority Financing Corp., COP, Refunding, Series A:
5.00%, 5/01/18 (a)	1,555	1,726,384
5.00%, 5/01/33	7,815	8,496,380

8	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
University of California, RB, Series O, 5.75%, 5/15/19 (a)	$2,205	$2,573,529

		77,775,162
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	2,469	2,783,344
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,019	5,311,978
District of Columbia — 2.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	2,595	3,019,075
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	4,277	4,907,793
Metropolitan Washington Airports Authority, RB, Series B, AMT, 5.00%, 10/01/32	10,000	10,631,200
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,647,533

		26,205,601
Florida — 4.4%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/32 (f)	3,300	3,529,713
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/16	5,400	5,655,690
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,840	5,343,989
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	11,702	13,237,044
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,013	13,351,924

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Florida (continued)
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	$3,299	$3,528,673

		44,647,033
Illinois — 3.5%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,067,120
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	719	726,476
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	3,499	3,880,604
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	10,000	11,430,700
State of Illinois Toll Highway Authority, RB, Series A:
Senior Priority, 5.00%, 1/01/40	7,621	8,426,651
5.00%, 1/01/38	5,836	6,339,348

		34,870,899
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,714,456
Louisiana — 1.0%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/16 (a)	10,000	10,236,000
Michigan — 0.3%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,410	2,671,075
Nevada — 0.6%
County of Clark Nevada Water Reclamation District, GO, Series B:
Limited Tax, 5.75%, 7/01/34	4,813	5,551,496
5.50%, 7/01/29	510	582,978

		6,134,474
New Jersey — 1.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,468,700

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	$4,961	$5,143,958

		17,612,658
New York — 7.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	15,521	17,264,413
Series DD, 5.00%, 6/15/37	17,567	19,259,101
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	4,740	5,412,985
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	9,850	11,258,057
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	14,280	15,996,028
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	5,032,170

		74,222,754
North Carolina — 0.7%
North Carolina HFA, RB, S/F Housing, Series 31-A, AMT, 5.25%, 7/01/38	6,570	6,755,504
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	4,990	5,250,229
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	1,520	1,713,526

		6,963,755
South Carolina — 0.2%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	2,083	2,128,112

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Texas — 5.0%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$1,799	$2,002,586
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37	8,868	9,527,824
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	13,940,476
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/33	10,000	10,505,000
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/17 (a)(f)	3,500	3,769,465
Texas State University Systems, Refunding RB, 5.25%, 3/15/18 (a)	10,000	11,049,600

		50,794,951
Virginia — 0.4%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,944	4,319,938
Washington — 2.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	17,000	18,478,444
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	8,205	9,629,798

		28,108,242
Wisconsin — 2.8%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,780	17,101,938
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	2,490	2,708,124
Series C, 5.25%, 4/01/39 (f)	7,459	8,063,184

		27,873,246
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.9%		451,089,047
Total Long-Term Investments (Cost — $1,453,965,625) — 157.5%		1,583,222,414

10	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (g)(h)	15,381,067	$15,381,067
Total Short-Term Securities (Cost — $15,381,067) — 1.5%		15,381,067
Total Investments (Cost — $1,469,346,692*) — 159.0%		1,598,603,481
Other Assets Less Liabilities — 0.8%		8,513,111
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.4)%		(245,037,622)
VRDP Shares, at Liquidation Value — (35.4)%		(356,400,000)

Net Assets Applicable to Common Shares — 100.0%		$1,005,678,970

*	As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,229,720,502

Gross unrealized appreciation	$130,695,906
Gross unrealized depreciation	(6,787,260)

Net unrealized appreciation	$123,908,646

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of period end.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire from February 1, 2016 to December 1, 2029 is $37,542,642.

(g)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
FFI Institutional Tax-Exempt Fund	7,593,721	7,787,346	15,381,067	$343

(h)	Represents the current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	ARB	Airport Revenue Bonds	EDA	Economic Development Authority
AGM	Assured Guaranty Municipal Corp.	BHAC	Berkshire Hathaway Assurance Corp.	ERB	Education Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	CAB	Capital Appreciation Bonds	GAB	Grant Anticipation Bonds
AMT	Alternative Minimum Tax (subject to)	COP	Certificates of Participation	GARB	General Airport Revenue Bonds

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

GO	General Obligation Bonds	ISD	Independent School District	OTC	Over-the-Counter
HDA	Housing Development Authority	LRB	Lease Revenue Bonds	PSF	Public School Fund
HFA	Housing Finance Agency	M/F	Multi-Family	RB	Revenue Bonds
IDA	Industrial Development Authority	NPFGC	National Public Finance Guarantee Corp.	S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(58)	5-Year U.S. Treasury Note	December 2015	$6,946,859	$82,399
(76)	10-Year U.S. Treasury Note	December 2015	$9,704,250	143,939
(49)	Long U.S. Treasury Bond	December 2015	$7,665,438	166,545
(9)	U.S. Ultra Bond	December 2015	$1,437,750	29,020
Total				$421,903

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

12	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,583,222,414	—	$1,583,222,414
Short-Term Securities	$15,381,067	—	—	15,381,067

Total	$15,381,067	$1,583,222,414	—	$1,598,603,481

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$421,903	—	—	$421,903
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$358,600	—	—	$358,600
Liabilities:
TOB trust certificates	—	$(244,974,333)	—	(244,974,333)
VRDP Shares	—	(356,400,000)	—	(356,400,000)

Total	$358,600	$(601,374,333)	—	$(601,015,733)

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2015	13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund III, Inc.

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund III, Inc.

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund III, Inc.

Date: December 22, 2015